General And Administrative Expenses (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General and Administrative Expenses [Abstract]
Share based compensation	$ 2,536,702	$ 4,840,626	$ 10,461,204
Consulting fees	0	0	2,269,933
Executive services agreement and incentive compensation	3,228,438	5,193,645	0
Salaries	90,091	88,849	160,713
Bonus awards	0	52,120	2,159,801
Non-executive directors' remuneration	234,585	247,338	234,431
Office rent	39,593	38,947	35,489
Telecommunication expenses	20,378	25,416	14,220
Fares and traveling expenses	106,264	217,609	337,841
Personnel and other expenses	45,731	43,510	47,998
Other professional services	783,514	844,166	1,223,276
Directors and officers insurance	128,862	134,515	166,726
Stock market annual Fees	166,336	203,072	79,379
Other expenses	521,268	385,241	532,976
Total general and administrative expenses	$ 7,901,762	$ 12,315,054	$ 17,723,987